Loans - Schedule of Aggregate Annual Maturities (Details) - Loans [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	€ 276,314	€ 267,154
Current maturities	26,712	14,308
Short-term loans	470	476
Total	303,496	281,938
Second year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	13,884	14,049
Third year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	16,673	13,668
Fourth year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	16,887	15,828
Fifth year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	16,575	24,462
Sixth year and thereafter [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	€ 212,295	€ 199,147